Warrants and Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants and Warrant Liability [Line Items]
Warrants and Warrant Liability

3. Warrants and Warrant Liability

NextNav issued warrants to purchase 2,603,771 Class A Common Units at $0.01 per unit in January 2020 in connection with the amendment to Fortress Financing Agreement. 25% of the units underlying the warrants may be repurchased by NextNav for $1 in total upon meeting all of its obligations and termination of all lender commitments under the terms of the Fortress Financing Agreement prior to the end of the term. Another 25% of the underlying the warrants may be cancelled if NextNav repays 150% of the loan balance under the Fortress Financing

Agreement. Warrants to purchase 2,135,092 units were issued in January 2020. These units were recorded as a liability with a fair value of $0.2 million at issuance. Warrants to purchase 468,679 units issued in January 2020 are recorded as a capital contribution.

In June 2021, NextNav entered into an amendment to the warrant agreement (“Vendor Warrants”) with AT&T Services, Inc. and certain of its affiliates (“AT&T”). The amendment provided that the unvested Vendor Warrants due to AT&T will vest upon the earlier of: i) the achievement of certain milestones, as outlined in the agreement; or ii) a capital transaction. Prior to the amendment, the vesting condition for the unvested Vendor Warrants were only upon the achievement of certain milestones.

6. Warrants and Warrant Liability

The Class A warrants issued in connection with the Fortress Financing Agreement were recorded as liabilities. 25% of the Units underlying the warrants may be repurchased by NextNav for $1 in total upon meeting all of its obligations and termination of all lender commitments under the terms of the Fortress Financing Agreement prior to the end of the term. Another 25% of the Units underlying the warrants may be cancelled if NextNav repays 150% of the loan balance under the Fortress Financing Agreement. The Redeemable Preferred warrants issued to AT&T were recorded as a liability.